Shareholders’ Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Yingxi Industrial Chain Group Co Ltd [Member]
Shareholders’ Equity

NOTE 11 – SHAREHOLDERS’ EQUITY

Common Stock

The Company is authorized to issue 250,000,000 shares of common stock at a par value of $0.0004.

On August 4, 2016, 250,000,000 shares were issued to the founders for $100,000.

As of June 30, 2017, the Company had 250,000,000 shares of common stock issued and outstanding.

The Company has no stock option plan, warrants or other dilutive securities.

NOTE 11 – SHAREHOLDERS’ EQUITY

Common Stock

The Company is authorized to issue 250,000,000 shares of common stock at a par value of $0.0004.

On August 4, 2016, 250,000,000 shares were issued to the founders for $100,000.

As of December 31, 2016, the Company had 250,000,000 shares of common stock issued and outstanding.

The Company has no stock option plan, warrants or other dilutive securities.